Securities (Tables)	12 Months Ended
Sep. 30, 2013
Securities [Abstract]
Amortized Cost, Estimated Fair Value, And Gross Unrealized Gains And Losses Of AFS And HTM Securities

	September 30, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$709,118	$996	$7,886	$702,228
MBS	345,263	18,701	--	363,964
Trust preferred securities	2,594	--	171	2,423
Municipal bonds	1,308	44	--	1,352
	1,058,283	19,741	8,057	1,069,967

HTM:
MBS	1,683,744	39,878	16,984	1,706,638
Municipal bonds	34,279	943	14	35,208
	1,718,023	40,821	16,998	1,741,846
	$2,776,306	$60,562	$25,055	$2,811,813

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$857,409	$4,317	$2	$861,724
MBS	505,169	35,137	--	540,306
Trust preferred securities	2,912	--	614	2,298
Municipal bonds	2,435	81	--	2,516
	1,367,925	39,535	616	1,406,844

HTM:
MBS	1,792,636	79,883	--	1,872,519
GSE debentures	49,977	247	--	50,224
Municipal bonds	45,334	1,822	--	47,156
	1,887,947	81,952	--	1,969,899
	$3,255,872	$121,487	$616	$3,376,743

Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position

	September 30, 2013
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	19	$426,482	$7,213	1	$24,327	$673
Trust preferred securities	--	--	--	1	2,423	171
	19	$426,482	$7,213	2	$26,750	$844

HTM:
MBS	40	$710,291	$16,984	--	$--	$--
Municipal bonds	3	1,299	14	--	--	--
	43	$711,590	$16,998	--	$--	$--

	September 30, 2012
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	2	$42,733	$2	--	$--	$--
Trust preferred securities	--	--	--	1	2,298	614
	2	$42,733	$2	1	$2,298	$614

Schedule Of Contractual Maturities

	AFS		HTM
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
One year or less	$190	$190	$6,716	$6,806
One year through five years	637,085	633,101	60,598	63,804
Five years through ten years	183,130	187,613	399,618	400,295
Ten years and thereafter	237,878	249,063	1,251,091	1,270,941
	$1,058,283	$1,069,967	$1,718,023	$1,741,846

Carrying Value Of Mortgage Backed Securities In Portfolio

	At September 30,
	2013	2012
	(Dollars in thousands)
FNMA	$1,250,948	$1,324,293
FHLMC	629,216	824,197
GNMA	167,544	183,778
Private Issuer	--	674
	$2,047,708	$2,332,942

Schedule Of Taxable And Non-taxable Components Of Interest Income

	For the Year Ended
	September 30,
	2013	2012	2011
	(Dollars in thousands)
Taxable	$8,796	$14,309	$17,180
Non-taxable	1,216	1,635	1,897
	$10,012	$15,944	$19,077

Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral Table Text Block

	September 30,
	2013		2012
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
Repurchase agreements	$353,648	$364,593	$400,827	$427,864
Public unit deposits	272,016	274,917	219,913	232,514
Federal Reserve Bank	34,261	35,477	49,472	52,122
	$659,925	$674,987	$670,212	$712,500